Jun. 28, 2023
Dearborn Partners Rising Dividend Fund
Dearborn Partners Rising Dividend Fund
Investment Objective
The Dearborn Partners Rising Dividend Fund (the “Fund”) seeks current income, rising income over time, and long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $25,000 in the Fund’s Class A shares. Certain financial intermediaries may also offer variations in Fund sales charges to their customers as described in Appendix A to the Prospectus. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Class A Sales Charge Reductions and Waivers” beginning on page 15 of this Prospectus, in Appendix A to the Prospectus, and under “Sales Charges; Sales Charge Reductions and Waivers – Sales Charges on Class A Shares” beginning on page 38 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees(fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of purchases that are redeemed within 12 months of purchase)	1.00%	(1)	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%		0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%		1.00%	None
Other Expenses	0.17%		0.17%	0.17%
Total Annual Fund Operating Expenses	1.27%		2.02%	1.02%
Less: Fee Waiver and/or Expense Reimbursement	-0.07%		-0.07%	-0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.20%		1.95%	0.95%

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of purchases that are redeemed within 12 months of purchase)	1.00%	(1)	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%		0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%		1.00%	None
Other Expenses	0.17%		0.17%	0.17%
Total Annual Fund Operating Expenses	1.27%		2.02%	1.02%
Less: Fee Waiver and/or Expense Reimbursement	-0.07%		-0.07%	-0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.20%		1.95%	0.95%

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The operating expense limitation agreement discussed in the table above is reflected only through February 29, 2024.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	One Year	Three Years	Five Years	Ten Years
Class A	$616	$876	$1,156	$1,951
Class C	$298	$627	$1,082	$2,342
Class I	$97	$318	$556	$1,241
If you did not redeem your Class C shares:
Class C	$198	$627	$1,082	$2,342

If you did not redeem your Class C shares:

Share Class	One Year	Three Years	Five Years	Ten Years
Class A	$616	$876	$1,156	$1,951
Class C	$298	$627	$1,082	$2,342
Class I	$97	$318	$556	$1,241
If you did not redeem your Class C shares:
Class C	$198	$627	$1,082	$2,342

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.32% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of companies that pay current dividends and that the Fund’s portfolio managers believe have the potential to increase their dividends with regularity.

Equity securities in which the Fund invests consist primarily of common stocks, but may also include master limited partnerships (“MLPs”) and real estate investment trusts (“REITs”). MLPs are businesses organized as limited partnerships that trade their proportionate shares of the partnership (units) on a public exchange. A REIT is a security of a company that invests in real estate, either through real estate property, mortgages and similar real estate investments, or all of the foregoing. The Fund will invest primarily in securities of U.S. companies, but may invest up to 20% of its net assets in securities of “foreign issuers.” “Foreign issuers” means non-U.S. companies: (a) whose securities are traded on a U.S. exchange, and denominated in U.S. dollars, in the form of American Depositary Receipts (“ADRs”); or (b) who are organized and headquartered outside the United States but whose securities are publicly traded on a U.S. exchange.

The Fund invests in companies in numerous market sectors and with various market capitalizations. The portfolio managers expect to invest mainly in large-capitalization companies (those with market capitalizations of $10 billion and higher), but may also invest in medium-capitalization companies (market capitalizations of $2 billion to $10 billion) and small-capitalization companies (market capitalization of less than $2 billion). The Fund will generally remain fully invested, and under normal market conditions, the Fund’s portfolio will consist of approximately 30 to 80 companies.
In selecting investments for the Fund’s portfolio, the Adviser utilizes a bottom-up approach, focusing on fundamental qualities of individual companies. The Adviser believes that consistent earnings growth drives consistent dividend growth. Over the long run, the Adviser believes consistent earnings growth will help the price performance of a stock. Thus, the Fund’s portfolio managers begin with companies with well-established records of consistent earnings and dividend growth. Income created by rising common stock dividends is an important consideration in selecting the Fund’s investments. The Fund’s portfolio managers will generally sell a security when they believe a company’s dividend growth potential is in jeopardy, when a company’s fundamentals are likely to deteriorate, when a company’s valuation becomes excessive, when a better investment opportunity becomes available or in order to meet shareholder redemptions.
Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

•Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent months and years due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. The recovery from COVID-19 is proceeding at slower than expected rates and may last for a prolonged period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.
•Strategy Risk. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future, or that if dividends are declared, they will remain at their current levels or increase over time. The Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks. Depending upon market conditions, dividend paying stocks that meet the Fund’s investment criteria may not be widely available, making it difficult for the Adviser to replace stocks that have decreased or eliminated dividend payments.
•Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect and the investment strategy employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having a similar investment strategy.
•Common Stock Risk. Common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks of equity securities, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to a Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to a Fund.
•Large-Capitalization Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
•Small- and Medium-Capitalization Companies Risk. Investing in securities of small- and medium-capitalization companies may involve greater volatility than investing in larger and more established companies because small- and medium-capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.
•REIT Risk. Adverse changes in general economic and local market conditions, supply or demand for similar or competing properties, taxes, governmental regulations or interest rates, as well as the risks associated with improving and operating property, may decrease the value of REITs in which the Fund may invest. Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment.
•MLP Risk. MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. In addition, most MLPs are fairly leveraged and typically carry a portion of a “floating” rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions. MLP investments also entail many of the general tax risks of investing in a partnership. Limited partners in a MLP typically have limited control and limited rights to vote on matters affecting the partnership. Additionally, there is always the risk that a MLP will fail to qualify for favorable tax treatment.
•Foreign Securities and ADR Risk. The Fund’s investments in securities of foreign companies, including in the form of ADRs, are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. ADRs are securities representing the securities of foreign issuers. A purchaser of unsponsored depositary receipts may not have unlimited voting rights and may not receive as much information about the issuer of the underlying securities as with a sponsored depositary receipt. Income earned on foreign stocks and securities may be subject to foreign withholding taxes.
•Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Performance
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns for the one year, five year and since inception periods compare with those of a broad measure of market performance. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.dearbornfunds.com or by calling the Fund toll-free at (888) 983-3380.
Class I Shares(1) Calendar Year Returns as of December 31	[1]

The Fund’s calendar year-to-date return as of March 31, 2023 was 3.22%. During the period shown in the bar chart, the best performance for a quarter was 15.87% (for the quarter ended June 30, 2020). The worst performance was -17.18% (for the quarter ended March 31, 2020).
Average Annual Total Returns(for the periods ended December 31, 2022)

Average Annual Total Returns (for the periods ended December 31, 2022)
	One Year	Five Year	Since Inception (4/10/13)

Class I Shares
Return Before Taxes	-11.53%	9.51%	9.54%
Return After Taxes on Distributions	-11.93%	9.05%	9.13%
Return After Taxes on Distributions and Sale of Fund Shares	-6.55%	7.49%	7.76%
Class A Shares
Return Before Taxes	-16.19%	8.12%	8.70%
Class C Shares
Return Before Taxes	-13.31%	8.42%	8.45%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	-18.11%	9.42%	11.63%

After-tax returns are shown for Class I shares only and will vary for Class A shares and Class C shares. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes. The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Dearborn Partners Rising Dividend Fund | Class A
The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $500,000 or more that are redeemed within 12 months of purchase.

[1]	The returns shown in the bar chart are for Class I shares. The performance of Class A and Class C shares will differ due to differences in expenses.